Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000224746 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000224746 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224746 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224746 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224746 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224746 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224746 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224746 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224746 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224746 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224746 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000224746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000224746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000224746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224746 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000224746 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224746 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224746 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224746 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224746 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224746 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224746 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224746 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224746 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224746 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224744 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000224744 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224744 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224744 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224744 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224744 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224744 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224744 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224744 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224744 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224744 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000224744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000224744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000224744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224744 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000224744 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224744 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224744 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224744 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224744 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224744 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224744 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224744 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224744 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224744 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224744 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224744 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224745 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000224745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224745 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224745 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224745 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224745 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224745 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224745 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224745 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224745 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224745 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000224745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000224745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000224745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224745 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000224745 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224745 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224745 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224745 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224745 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224745 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224745 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224745 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224745 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224745 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224748 [Member] | Phoenix Mills The Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224748 [Member] | PharmaResearch Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224748 [Member] | Narayana Hrudayalaya Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224748 [Member] | Arcadyan Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Varun Beverages Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224748 [Member] | Alior Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | Mrs Bectors Food Specialities Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | Federal Bank Ltd Issued by CLSA Global Markets Pte Ltd Maturity Date 10 25 27 0 00 10 25 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224748 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000224748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000224748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000224748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000224748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224748 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000224748 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224748 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000224748 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000224748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224748 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224748 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224748 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224748 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224748 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224748 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224749 [Member] | Phoenix Mills The Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224749 [Member] | PharmaResearch Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224749 [Member] | Narayana Hrudayalaya Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224749 [Member] | Arcadyan Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Varun Beverages Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224749 [Member] | Alior Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | Mrs Bectors Food Specialities Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | Federal Bank Ltd Issued by CLSA Global Markets Pte Ltd Maturity Date 10 25 27 0 00 10 25 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224749 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000224749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000224749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000224749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224749 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000224749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224749 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000224749 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224749 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000224749 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000224749 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224749 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224749 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224749 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224749 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224749 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224749 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224749 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224751 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224751 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224751 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224751 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224751 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224751 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000224751 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224751 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224751 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224751 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000224751 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224751 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224751 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000224751 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224751 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000224751 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224751 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224751 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224751 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224751 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224751 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224751 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224754 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224754 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224754 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224754 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224754 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224754 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000224754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000224754 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224754 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000224754 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224754 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000224754 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224754 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224754 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224754 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224754 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224756 [Member] | Deutsche Boerse A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224756 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224756 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224756 [Member] | Siemens A G REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224756 [Member] | Merck KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224756 [Member] | Thales S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | SoftBank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224756 [Member] | Daifuku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224756 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224756 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000224756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000224756 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224756 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224756 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000224756 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000224756 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224756 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224759 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224759 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224759 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | UBS Group A G REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Argenx S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Zalando S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000224759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000224759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224759 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224759 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224759 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224759 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000224759 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224759 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224759 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224759 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000224759 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224759 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224759 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224761 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224761 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224761 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | UBS Group A G REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Argenx S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Zalando S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000224761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000224761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000224761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224761 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224761 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224761 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224761 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000224761 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224761 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224761 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224761 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000224761 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224761 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224761 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%